Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Finance lease receivables
The following table sets out a maturity analysis of lease receivables, showing the lease payments to be received after the reporting date.

	2021				2020
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	29	(3)	26	—	535	(26)	509	70
One to two year	19	(2)	17	—	312	(15)	297	45
Two to three year	6	—	6	—	215	(12)	203	52
Three to four year	2	—	2	—	107	(6)	101	27
Four to five year	1	—	1	—	52	(3)	49	18
Over five years	1	—	1	—	24	(1)	23	13
Total	58	(5)	53	—	1,245	(63)	1,182	225

Finance lease income
Finance lease income is included within interest income. The following table shows amounts recognised in the income statement during the year.

	2021	2020
	£m	£m
Finance income from net investment in lease	21	55
Profit/(loss) on sales	1	(25)

Lease liabilities and Lease liabilities maturity analysis

Lease liabilities
	2021	2020
	£m	£m
As at 1 January	1,444	1,563
Interest expense	64	70
New leases	43	85
Disposals	(54)	(15)
Cash payments	(258)	(306)
Exchange and other movements	78	47
As at 31 December (see Note 23)	1,317	1,444
The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments to be paid after the reporting date.

Undiscounted lease liabilities maturity analysis
	2021	2020
	£m	£m
Not more than one year	230	255
One to two years	215	221
Two to three years	197	198
Three to four years	182	176
Four to five years	149	162
Five to ten years	503	557
Greater than ten years	163	248
Total undiscounted lease liabilities as at 31 December	1,639	1,817